Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jan. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost	$ 2,313	$ 3,175
Gross unrealized gains	508	487
Gross unrealized losses	142	223
Fair value	2,679	3,439
Common shares [member]
Disclosure of financial assets [line items]
Cost	2,313	3,175
Gross unrealized gains	508	487
Gross unrealized losses	142	223
Fair value	$ 2,679	$ 3,439